Cash and Bank Balances - Schedule of Cash and Bank Balances (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Cash and Bank Balances [Abstract]
Cash and bank balances	RM 28,352,048	$ 6,345,579	RM 3,493,475
Fixed deposits	1,447,589	323,991	330,214
Cash and bank balances, total	RM 29,799,637	$ 6,669,570	RM 3,823,689